Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
VESSELS, NET [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$ 1,358,348	$ (218,922)	$ 1,139,426
Additions	147,840	(57,217)	90,623

Balance December 31, 2015	$ 1,506,188	$ (276,139)	$ 1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale (see Note 7)	(125,000)	—	(125,000)
Balance December 31, 2016	$ 1,354,298	$ (317,092)	$ 1,037,206